Capital Management - Summary of the Information Used as Base for Calculating Diluted Earnings Per Share (Details) - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Profit attributable to equity shareholders (U.S. Dollars)		$ 108,682,969	$ 77,875,575	$ 28,183,840
Weighted average number of common shares		295,623,702	287,121,304	268,598,000
Adjustments for calculation of diluted earnings per share	[1]	17,514,944	21,809,000	16,242,000
Weighted average number of ordinary shares for calculating diluted earnings per share*		313,138,646	308,930,304	284,840,000
Basic earnings per share		$ 0.37	$ 0.27	$ 0.10
Diluted earnings per share		$ 0.35	$ 0.25	$ 0.10

[1]	As of December 31, 2022, corresponds to the dilutive effect of i) 14,865,332 average shares related to share-based payment warrants (16,353,000 and 8,491,539, respectively for the years ended December 31, 2021 and December 31, 2020); and ii) 2,649,612 average shares related to share-based payment plans with employees (5,456,000 and 567,993, respectively for the years ended December 31, 2021 and December 31, 2020).